Financial instruments and risk management - Summary of financial instruments carried at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 8,495	$ 9,673
Loans related to equity accounted units	509	0
Held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	8,495	9,673
Investments in equity shares and funds	279	181
Other investments, including loans	609	1,277
Trade and other financial receivables	3,342	3,243
Loans related to equity accounted units	509	0
Forward, option and embedded derivatives contracts	27	0
Derivatives related to net debt	24	87
Trade and other financial payables	(6,536)	(6,324)
Derivatives related to net debt	(367)	(516)
Held at fair value | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	(180)	(174)
Held at fair value | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	61	54
Forward, option and embedded derivatives contracts	(156)	(92)
Held at fair value | Level 1
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	4,893	2,722
Investments in equity shares and funds	96	85
Other investments, including loans	230	896
Trade and other financial receivables	15	9
Loans related to equity accounted units	0	0
Forward, option and embedded derivatives contracts	0	0
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Derivatives related to net debt	0	0
Held at fair value | Level 1 | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Held at fair value | Level 1 | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Forward, option and embedded derivatives contracts	0	0
Held at fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Investments in equity shares and funds	0	0
Other investments, including loans	0	0
Trade and other financial receivables	1,379	1,383
Loans related to equity accounted units	0	0
Forward, option and embedded derivatives contracts	0	0
Derivatives related to net debt	24	87
Trade and other financial payables	(144)	(47)
Derivatives related to net debt	(367)	(516)
Held at fair value | Level 2 | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Held at fair value | Level 2 | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	42	28
Forward, option and embedded derivatives contracts	(48)	(63)
Held at fair value | Level 3
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Investments in equity shares and funds	183	96
Other investments, including loans	275	228
Trade and other financial receivables	0	0
Loans related to equity accounted units	0	0
Forward, option and embedded derivatives contracts	27	0
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Derivatives related to net debt	0	0
Held at fair value | Level 3 | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	(180)	(174)
Held at fair value | Level 3 | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	19	26
Forward, option and embedded derivatives contracts	(108)	(29)
Held at amortised cost
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	3,602	6,951
Investments in equity shares and funds	0	0
Other investments, including loans	104	153
Trade and other financial receivables	1,948	1,851
Loans related to equity accounted units	509	0
Forward, option and embedded derivatives contracts	0	0
Derivatives related to net debt	0	0
Trade and other financial payables	(6,392)	(6,277)
Derivatives related to net debt	0	0
Held at amortised cost | Hedging instruments
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Held at amortised cost | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Forward, option and embedded derivatives contracts	0	0
Forward, option and embedded derivatives contracts	$ 0	$ 0